FAIR VALUE MEASUREMENTS - Fair Value and Carrying Amounts Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, current, Other assets	Other assets, current, Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities, Other long-term liabilities	Accrued liabilities, Other long-term liabilities
Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 82	$ 32
Derivative liabilities	(41)	(126)
Fair Value, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	82	32
Derivative liabilities	(41)	(126)
Fair Value, Recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0
Derivative liabilities	$ 0	$ 0